LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases1 [Abstract]
Schedule of Right-of-use Assets, Depreciation and Impairment
Balances for the Company’s lease activities are summarized as follows:

	As at December 31, 2023	As at December 31, 2022
Lease liabilities	1,146	1,056
Right of-use assets:
Land, buildings and improvements	944	854
Machinery, equipment and others	400	356
Total right-of-use assets	1,344	1,210

	Year ended December 31, 2023	Year ended December 31, 2022
Depreciation and impairment charges:
Land, buildings and improvements	154	133
Machinery, equipment and others	81	70
Total depreciation and impairment charges	235	203

Other lease related expenses:
Interest expense on lease liabilities	55	34
Expenses of short-term leases	93	96
Expenses of leases of low-value assets	81	71
Expenses related to variable lease payments not included in the measurement of lease liabilities	68	87

Additions to right-of-use assets	288	418
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	253	185

Maturity Analysis of Lease Liabilities
The maturity analysis of the lease liabilities as of December 31, 2023 and December 31, 2022, is as follows:

				December 31, 2023
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	278	340	217	1,251	2,086

				December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Lease liabilities (undiscounted)	270	297	183	1,028	1,778

Schedule of Additional Information About Leasing Activities for Lessee
An estimation of the future cash outflows to which the Company is potentially exposed in relation to those contracts involving variable lease payments, which are not reflected in the measurement of lease liabilities as of December 31, 2023 and December 31, 2022, is as follows:

					December 31, 2023
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	70	111	72	61	314

					December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential variable lease payments	76	124	85	83	368
The potential addition/(reduction) in future cash outflows to which the Company is exposed in case such options are exercised or the guarantees required are as shown in the table below:

				December 31, 2023
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	1	—	—	2
Potential termination options	—	(1)	—	(1)	(2)
Potential residual value guarantees	9	9	6	—	24

				December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Potential extension options	1	2	1	—	4
Potential termination options	—	(1)	—	(1)	(2)
Potential residual value guarantees	1	2	2	1	6
Undiscounted amounts related to lease contracts not yet commenced and therefore not included in the recognized lease liabilities as of December 31, 2023 and December 31, 2022, to which the Company is committed are described below:

				December 31, 2023
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	4	10	10	69	93

				December 31, 2022
	1 year or less	2-3 years	4-5 years	Greater than 5 years	TOTAL
Leases not yet commenced	2	8	9	66	85